Intangible Assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Increase/(decrease) in discount rate percentage	0.60%
Discount rate percentage	10.80%	11.40%